OPERATING SEGMENT INFORMATION - Income from external consumers per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Segment
Construction revenue	R$ 782,068	R$ 1,165,611	R$ 1,011,518
Financial - Return on Investment - RBSE	977,851	1,086,578	1,122,643
Reportable Segment
Operating Segment
Power supply for distribution companies	14,698,137	12,885,622	12,310,243
Power supply for end consumers	12,021,910	18,153,708	18,407,233
Short-Term Electric Power	1,731,075	1,242,016	1,811,552
CVA and other financial items	1,441,359	(339,405)	324,120
Financial Effect of Itaipu	626,135	(346,638)	234,425
Revenue from operation and maintenance	5,596,167	5,154,389	4,578,248
Construction revenue	1,752,351	2,381,630	3,237,537
Financial - Return on Investment	1,139,816	805,708	838,087
Financial - Return on Investment - RBSE	4,922,827	28,600,553
Total gross revenue	43,929,777	68,537,583	41,741,445
Generation
Operating Segment
Power supply for distribution companies	14,698,137	12,885,622	12,310,243
Power supply for end consumers	2,554,279	2,945,506	3,571,809
Short-Term Electric Power	1,006,114	927,183	1,141,120
Financial Effect of Itaipu	626,135	(346,638)	234,425
Revenue from operation and maintenance	2,198,347	2,178,699	1,882,637
Construction revenue	52,836	41,316	148,403
Total gross revenue	21,135,848	18,631,688	19,288,637
Transmission
Operating Segment
Revenue from operation and maintenance	3,397,820	2,975,690	2,695,611
Construction revenue	917,447	1,174,703	2,077,616
Financial - Return on Investment	1,139,816	805,708	838,087
Financial - Return on Investment - RBSE	4,922,827	28,600,553
Total gross revenue	10,377,910	33,556,654	5,611,314
Distribution
Operating Segment
Power supply for end consumers	9,467,631	15,208,202	14,835,424
Short-Term Electric Power	724,961	314,833	670,432
CVA and other financial items	1,441,359	(339,405)	324,120
Construction revenue	782,068	1,165,611	1,011,518
Total gross revenue	R$ 12,416,019	R$ 16,349,241	R$ 16,841,494